UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2006 to January 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

January 31, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.7%)
Aerospace & Defense (4.0%)
Boeing Co.	23,400	$2,095,705
L-3 Communications Holdings, Inc.	9,700	798,698
Lockheed Martin Corp.	7,700	748,363
Raytheon Co.	20,200	1,048,380
United Technologies Corp.	2,900	197,258

		4,888,404

Air Freight & Couriers (1.3%)
FedEx Corp.	14,100	1,556,640

Airlines (1.0%)
AMR Corp.*§	17,500	648,375
Continental Airlines, Inc. Class B*	12,900	535,221

		1,183,596

Auto Components (0.7%)
BorgWarner, Inc.	9,400	644,276
Johnson Controls, Inc.	1,900	175,674

		819,950

Automobiles (0.7%)
Avis Budget Group, Inc.	20,000	509,200
Harley-Davidson, Inc.	5,000	341,350

		850,550

Banks (0.9%)
Wells Fargo & Co.	29,400	1,056,048

Beverages (3.4%)
Coca-Cola Co.	5,000	239,400
Molson Coors Brewing Co. Class B	11,700	945,360
Pepsi Bottling Group, Inc.	31,600	999,508
PepsiCo, Inc.	30,000	1,957,200

		4,141,468

Biotechnology (2.4%)
Amgen, Inc.*	31,700	2,230,729
Biogen Idec, Inc.*	2,600	125,684
Cephalon, Inc.*	6,000	434,460
Genentech, Inc.*	1,400	122,318

		2,913,191

Chemicals (1.2%)
Ashland, Inc.	5,900	410,345
PPG Industries, Inc.	10,800	715,932
Rohm & Haas Co.	7,400	385,244

		1,511,521

Commercial Services & Supplies (1.3%)
Hewitt Associates, Inc. Class A*§	18,400	495,696
Manpower, Inc.	2,400	175,032
Steelcase, Inc. Class A	48,500	950,115

		1,620,843

Commingled Fund (0.3%)
iShares Russell 1000 Growth Index Fund	7,000	395,570

Communications Equipment (2.8%)
Cisco Systems, Inc.*	78,800	2,095,292
Corning, Inc.*	7,000	145,880
Motorola, Inc.	47,300	938,905

	Number of Shares	Value

COMMON STOCKS
Communications Equipment
Qualcomm, Inc.	6,300	$237,258

		3,417,335

Computers & Peripherals (7.2%)
Apple Computer, Inc.*	9,300	797,289
Dell, Inc.*	56,200	1,362,288
Hewlett-Packard Co.	56,100	2,428,008
International Business Machines Corp.	33,200	3,291,780
Western Digital Corp.*	49,400	968,240

		8,847,605

Diversified Financials (6.9%)
American Express Co.	4,300	250,346
CapitalSource, Inc.	33,100	919,849
First Marblehead Corp.§	19,950	1,085,280
Franklin Resources, Inc.	7,500	893,325
Goldman Sachs Group, Inc.	9,700	2,057,952
IndyMac Bancorp, Inc.§	20,200	785,578
Merrill Lynch & Company, Inc.	12,300	1,150,788
Morgan Stanley	14,400	1,192,176
SLM Corp.	2,600	119,496

		8,454,790

Electric Utilities (0.5%)
Mirant Corp.*	12,500	427,250
NRG Energy, Inc.*	4,200	251,706

		678,956

Electronic Equipment & Instruments (1.5%)
AVX Corp.§	19,400	280,330
Jabil Circuit, Inc.	17,900	429,421
Thermo Fisher Scientific, Inc.*	25,100	1,201,035

		1,910,786

Energy Equipment & Services (1.5%)
Bonneville Pacific Corp.*^	16,883	126
ENSCO International, Inc.	6,900	351,003
Halliburton Co.	7,600	224,504
Tidewater, Inc.§	6,200	319,734
Unit Corp.*	19,400	940,512

		1,835,879

Food & Drug Retailing (0.8%)
Kroger Co.	13,800	353,280
Walgreen Co.	13,900	629,670

		982,950

Healthcare Equipment & Supplies (2.4%)
Baxter International, Inc.	2,800	139,048
Becton, Dickinson & Co.	15,900	1,223,346
IMS Health, Inc.	14,100	406,926
Kinetic Concepts, Inc.* §	20,000	983,800
Medtronic, Inc.	5,000	267,250

		3,020,370

Healthcare Providers & Services (5.3%)
Aetna, Inc.	25,000	1,054,000
Coventry Health Care, Inc.*	7,100	366,005
Humana, Inc.*	18,700	1,037,850
McKesson Corp.	23,300	1,298,975
United Health Group, Inc.	38,300	2,001,558
WellCare Health Plans, Inc.*§	8,400	650,832

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
WellPoint, Inc.*	1,900	$148,922

		6,558,142

Hotels, Restaurants & Leisure (1.1%)
Brinker International, Inc.	33,600	1,060,080
Penn National Gaming, Inc.*	4,400	192,808
Wynn Resorts, Ltd.	1,200	134,088

		1,386,976

Household Durables (0.8%)
Harman International Industries, Inc.	5,900	557,963
Whirlpool Corp.§	5,300	484,579

		1,042,542

Household Products (1.3%)
Procter & Gamble Co.	25,600	1,660,672

Industrial Conglomerates (2.6%)
3M Co.	2,700	200,610
General Electric Co.	65,400	2,357,670
Honeywell International, Inc.	14,800	676,212

		3,234,492

Insurance (2.3%)
Axis Capital Holdings, Ltd.	18,500	609,575
HCC Insurance Holdings, Inc.	6,400	199,872
Prudential Financial, Inc.	13,100	1,167,603
W.R. Berkley Corp.	27,700	916,593

		2,893,643

Internet & Catalog Retail (0.1%)
Nutri/System, Inc.*§	2,500	110,125

Internet Software & Services (1.9%)
eBay, Inc.*	4,200	136,038
Google, Inc. Class A*	3,500	1,754,550
IAC/InterActive Corp.*§	3,700	142,080
VeriSign, Inc.*	10,500	250,950

		2,283,618

IT Consulting & Services (1.7%)
Accenture, Ltd. Class A	28,400	1,072,100
Electronic Data Systems Corp.	40,400	1,062,924

		2,135,024

Leisure Equipment & Products (0.3%)
Eastman Kodak Co.§	12,700	328,422

Machinery (4.1%)
Caterpillar, Inc.	3,400	217,838
Cummins, Inc.	8,700	1,170,672
Dover Corp.	22,400	1,111,040
Gardner Denver, Inc.*§	4,500	173,475
Lincoln Electric Holdings, Inc.	9,100	553,007
Manitowoc Company, Inc.	2,200	114,092
Parker Hannifin Corp.	12,300	1,017,948
Terex Corp.*	11,200	637,168

		4,995,240

Media (2.9%)
CTC Media, Inc.*	10,500	225,855
DirecTV Group, Inc.*	56,700	1,382,913
EchoStar Communications Corp. Class A*	30,100	1,214,234

	Number of Shares	Value

COMMON STOCKS
Media
Regal Entertainment Group Class A§	17,800	$400,500
Walt Disney Co.	9,200	323,564

		3,547,066

Metals & Mining (1.3%)
Carpenter Technology Corp.	3,600	421,560
Freeport-McMoRan Copper & Gold, Inc. Class B§	17,600	1,012,176
Phelps Dodge Corp.	1,000	123,600

		1,557,336

Multiline Retail (4.3%)
Dollar Tree Stores, Inc.*	28,700	902,902
Federated Department Stores, Inc.	15,600	647,244
J.C. Penney Company, Inc.	1,700	138,108
Kohl’s Corp.*	17,900	1,269,289
Target Corp.	2,000	122,720
Wal-Mart Stores, Inc.	46,600	2,222,354

		5,302,617

Oil & Gas (2.7%)
Exxon Mobil Corp.	20,000	1,482,000
Marathon Oil Corp.	9,900	894,366
Todco*§	27,900	966,177

		3,342,543

Personal Products (0.3%)
Estee Lauder Companies, Inc. Class A	6,900	327,750

Pharmaceuticals (7.7%)
Abbott Laboratories	5,700	302,100
Barr Pharmaceuticals, Inc.*	4,500	240,840
Endo Pharmaceuticals Holdings, Inc.*	14,800	454,656
Forest Laboratories, Inc.*	20,000	1,122,200
Johnson & Johnson	71,200	4,756,160
Mylan Laboratories, Inc.	49,500	1,095,930
Schering-Plough Corp.	59,800	1,495,000

		9,466,886

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A*	19,900	748,439

Road & Rail (1.3%)
CSX Corp.	10,100	371,579
Union Pacific Corp.	12,800	1,292,800

		1,664,379

Semiconductor Equipment & Products (5.9%)
Advanced Micro Devices, Inc.*§	43,700	679,535
Intel Corp.	140,600	2,946,976
Lam Research Corp.*	20,600	943,686
Micron Technology, Inc.*	71,700	928,515
Texas Instruments, Inc.	55,000	1,715,450

		7,214,162

Software (5.7%)
Autodesk, Inc.*	4,400	192,368
Cerner Corp.*§	2,700	121,311
Intuit, Inc.*	4,300	135,235
Microsoft Corp.	176,200	5,437,532
Oracle Corp.*	17,500	300,300
Synopsys, Inc.*	33,000	877,800

		7,064,546

	Number of Shares	Value

COMMON STOCKS
Specialty Retail (3.2%)
AnnTaylor Stores Corp.*	3,600	$124,200
AutoZone, Inc.*	1,200	150,756
Best Buy Company, Inc.§	7,600	383,040
Circuit City Stores, Inc.	5,400	110,214
Dick’s Sporting Goods, Inc.*	2,600	133,874
Home Depot, Inc.	12,000	488,880
Lowe’s Companies, Inc.	3,700	124,727
Office Depot, Inc.*	25,300	945,967
Rent-A-Center, Inc.*	8,900	262,194
Ross Stores, Inc.	11,400	369,246
Staples, Inc.	12,400	318,928
TJX Companies, Inc.	20,000	591,400

		4,003,426

Textiles & Apparel (0.2%)
Nike, Inc. Class B	3,100	306,311

Tobacco (1.3%)
Altria Group, Inc.	16,100	1,406,979
Loews Corp. - Carolina Group	2,200	150,788

		1,557,767

TOTAL COMMON STOCKS (Cost $115,296,329)		122,818,576

SHORT-TERM INVESTMENTS (7.8%)
State Street Navigator Prime Portfolio§§	9,069,786	9,069,786

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 02/01/07	$601	601,000

TOTAL SHORT-TERM INVESTMENTS (Cost $9,670,786)		9,670,786

TOTAL INVESTMENTS AT VALUE (107.5%) (Cost $124,967,115)		132,489,362

LIABILITIES IN EXCESS OF OTHER ASSETS (-7.5%)		(9,286,017)

NET ASSETS (100.0%)		$123,203,345

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the price of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At January 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $124,967,115, $9,047,716, $(1,525,469) and $7,522,247, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at  www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	March 28, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 28, 2007